FAIR VALUE MEASUREMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill	$ 138,529	$ 20,136
Fixed Assets	60,026
Debt outstanding	0
Recurring | Level 2 | Interest rate swap derivative instrument
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial liabilities		(7)
Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill	138,529	20,136
Intangible Assets	137	1,230
Fixed Assets	60,026
Nonrecurring | Carrying value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill		20,136
Intangible Assets	137	$ 1,230
Fixed Assets	83,214
Goodwill	138,529
Nonrecurring | Level 3 | Fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed Assets	$ 23,188